Label	Element	Value
Risk Return Detail Data [Abstract]	hfnst_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds NextShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019